RBC Emerging Markets ex-China Equity Fund Average Annual Total Returns	12 Months Ended	37 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	144 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	16.05%	4.20%	5.18%	8.42%
MSCI Emerging Markets ex-China Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.61%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	24.91%	15.93%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	33.12%	18.56%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.42%	17.17%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.76%	14.56%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	33.04%	18.54%